Condensed Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current Assets
Cash and cash equivalents	$ 17,329,952	$ 11,937,941
Trade and other receivables	2,704,811	228,395
Prepayments	3,527,497	588,395
Total Current Assets	23,562,260	12,754,731
Non-Current Assets
Property, plant and equipment	4,580,521	3,989,783
Exploration and evaluation assets	5,900,713	3,059,021
Prepayments	0	3,000,000
Total Non-Current Assets	10,481,234	10,048,804
TOTAL ASSETS	34,043,494	22,803,535
Current Liabilities
Trade and other payables	2,185,625	1,180,984
Loans and borrowings	440,482	382,626
Provisions	0	84,009
Total Current Liabilities	2,626,107	1,647,619
Non-Current Liabilities
Loans and borrowings	1,241,626	592,688
Total Non-Current Liabilities	1,241,626	592,688
TOTAL LIABILITIES	3,867,733	2,240,307
NET ASSETS	30,175,761	20,563,228
EQUITY
Contributed equity	78,897,119	58,764,248
Reserves	13,970,489	13,995,808
Accumulated losses	(62,691,847)	(52,196,828)
TOTAL EQUITY	$ 30,175,761	$ 20,563,228